GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 28,091	$ 11,700	$ 10,603	$ 17,498	$ 17,063	$ 58,289
Accounts receivable, net	155,496	109,515		97,859
Inventories:
Raw materials	40,392	41,909		39,828
Work in process	21,459	24,286		23,231
Finished goods	37,663	38,610		35,520
Total inventory	99,514	104,805		98,579
Prepaid expenses and other current assets	13,761	13,272		10,633
Deferred income taxes	3,855	5,675		12,189
Total current assets	300,717	244,967		236,758
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,737	3,737		3,741
Buildings and improvements	37,316	36,588		36,012
Machinery and equipment	286,263	272,120		264,300
Total property and equipment	327,316	312,445		304,053
Less accumulated depreciation	(230,253)	(212,600)		(187,341)
Total property and equipment, net	97,063	99,845		116,712
Other Assets:
Intangible assets, net	101,093	121,148		146,965
Goodwill	392,717	391,467		393,433
Deferred income taxes	3,231	3,121		2,279
Intercompany note receivable	0	0		0
Other	30,494	32,364		26,090
Total other assets	527,535	548,100		568,767
Total Assets	925,315	892,912		922,237
Current Liabilities:
Accounts payable	74,913	50,090		54,973
Accrued expenses	80,121	90,881		75,117
Total current liabilities	155,034	140,971		130,090
Deferred income taxes	8,716	9,865		10,583
Intercompany note payable	0	0		0
Other long-term liabilities	58,107	57,728		60,489
Long-term debt	1,002,770	961,670		894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223	324	(5,543)
Total stockholder's deficit	(299,312)	(277,322)		(173,088)	(313,482)	(242,628)
Total Liabilities and Stockholder's Deficit	925,315	892,912		922,237
Guarantor Ply Gem Holdings, Inc. [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	(299,312)	(277,322)		(173,088)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	0	0		0
Total Assets	(299,312)	(277,322)		(173,088)
Current Liabilities:
Accounts payable	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223
Total stockholder's deficit	(299,312)	(277,322)		(173,088)
Total Liabilities and Stockholder's Deficit	(299,312)	(277,322)		(173,088)
Issuer Ply Gem Industries, Inc. [Member]
Current Assets:
Cash and cash equivalents	20,653	8,578	7,073	12,172	7,341	46,181
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	129	422		356
Deferred income taxes	0	0		0
Total current assets	20,782	9,000		12,528
Investments in subsidiaries	(176,728)	(164,863)		(142,820)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	1,813	1,335		1,272
Total property and equipment	1,813	1,335		1,272
Less accumulated depreciation	(889)	(762)		(593)
Total property and equipment, net	924	573		679
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	856,739	856,739		856,738
Other	28,299	30,235		24,590
Total other assets	885,038	886,974		881,328
Total Assets	730,016	731,684		751,715
Current Liabilities:
Accounts payable	620	720		399
Accrued expenses	15,144	36,987		22,922
Total current liabilities	15,764	37,707		23,321
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	10,794	9,629		7,319
Long-term debt	1,002,770	961,670		894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223
Total stockholder's deficit	(299,312)	(277,322)		(173,088)
Total Liabilities and Stockholder's Deficit	730,016	731,684		751,715
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	19	(3,408)	(1,371)	(1,117)	2,592	4,490
Accounts receivable, net	145,501	102,052		90,387
Inventories:
Raw materials	35,876	37,024		35,890
Work in process	20,965	23,619		22,466
Finished goods	34,342	36,282		33,316
Total inventory	91,183	96,925		91,672
Prepaid expenses and other current assets	11,948	9,893		9,573
Deferred income taxes	3,847	5,666		12,175
Total current assets	252,498	211,128		202,690
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,565	3,565		3,565
Buildings and improvements	35,884	35,280		34,886
Machinery and equipment	275,347	262,349		255,060
Total property and equipment	314,796	301,194		293,511
Less accumulated depreciation	(223,196)	(206,585)		(182,210)
Total property and equipment, net	91,600	94,609		111,301
Other Assets:
Intangible assets, net	101,093	121,148		146,965
Goodwill	383,042	382,165		382,472
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	2,195	2,129		1,500
Total other assets	486,330	505,442		530,937
Total Assets	830,428	811,179		844,928
Current Liabilities:
Accounts payable	69,199	44,652		50,280
Accrued expenses	60,986	50,790		49,884
Total current liabilities	130,185	95,442		100,164
Deferred income taxes	8,716	9,865		10,583
Intercompany note payable	856,739	856,739		856,738
Other long-term liabilities	46,443	47,240		51,369
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	426,627	421,277		384,418
Retained earnings (accumulated deficit)	(638,282)	(619,384)		(558,344)
Accumulated other comprehensive income (loss)	0	0		0
Total stockholder's deficit	(211,655)	(198,107)		(173,926)
Total Liabilities and Stockholder's Deficit	830,428	811,179		844,928
Non-Guarantor Subsidiary [Member]
Current Assets:
Cash and cash equivalents	7,419	6,530	4,901	6,443	7,130	7,618
Accounts receivable, net	9,995	7,463		7,472
Inventories:
Raw materials	4,516	4,885		3,938
Work in process	494	667		765
Finished goods	3,321	2,328		2,204
Total inventory	8,331	7,880		6,907
Prepaid expenses and other current assets	1,684	2,957		704
Deferred income taxes	8	9		14
Total current assets	27,437	24,839		21,540
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	172	172		176
Buildings and improvements	1,432	1,308		1,126
Machinery and equipment	9,103	8,436		7,968
Total property and equipment	10,707	9,916		9,270
Less accumulated depreciation	(6,168)	(5,253)		(4,538)
Total property and equipment, net	4,539	4,663		4,732
Other Assets:
Intangible assets, net	0	0		0
Goodwill	9,675	9,302		10,961
Deferred income taxes	3,231	3,121		2,279
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	12,906	12,423		13,240
Total Assets	44,882	41,925		39,512
Current Liabilities:
Accounts payable	5,094	4,718		4,294
Accrued expenses	3,991	3,104		2,311
Total current liabilities	9,085	7,822		6,605
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	870	859		1,801
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	6,408	6,562		5,591
Retained earnings (accumulated deficit)	22,334	21,630		19,769
Accumulated other comprehensive income (loss)	6,185	5,052		5,746
Total stockholder's deficit	34,927	33,244		31,106
Total Liabilities and Stockholder's Deficit	44,882	41,925		39,512
Consolidating Adjustments [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	476,040	442,185		315,908
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	(856,739)	(856,739)		(856,738)
Other	0	0		0
Total other assets	(856,739)	(856,739)		(856,738)
Total Assets	(380,699)	(414,554)		(540,830)
Current Liabilities:
Accounts payable	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	(856,739)	(856,739)		(856,738)
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	(743,486)	(737,170)		(711,776)
Retained earnings (accumulated deficit)	1,220,582	1,178,339		1,034,653
Accumulated other comprehensive income (loss)	(1,056)	1,016		(6,969)
Total stockholder's deficit	476,040	442,185		315,908
Total Liabilities and Stockholder's Deficit	$ (380,699)	$ (414,554)		$ (540,830)